Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents	14. CASH AND CASH EQUIVALENTS
As at December 31,	2020	2019
Cash	368	108
Short-Term Investments	10	78
	378	186